Revolver (Details Narrative) - USD ($)		12 Months Ended
	Oct. 19, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 13, 2018
Debt Instrument [Line Items]
Line of credit facility			$ 3,000,000
Revolver [Member]
Debt Instrument [Line Items]
Line of credit		$ 0	$ 3,000,000.0
SVB Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument flotation interest rate	4.25%
SVB Loan Agreement [Member] | Above Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument flotation interest rate	1.00%	0.50%
SVB Loan Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility	$ 250,000
SVB Loan Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility	$ 1,000,000
SVB Loan Agreement [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Line of credit				$ 4,000,000.0
Line of credit outstanding accounts receivable				3,750,000
SVB Loan Agreement [Member] | Silicon Valley Bank [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Line of credit				$ 850,000